FAM VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Banks - 4.6%
M&T Bank Corporation	187,600	$ 31,798,200
Pinnacle Financial Partners, Inc.	120,500	11,095,640
SouthState Corporation	364,610	29,748,530
		72,642,370
Building Products - 0.9%
Fortune Brands Home & Security, Inc.	200,000	14,856,000

Capital Markets - 8.0%
Brookfield Asset Management, Inc. - Class A	1,653,750	93,552,637
T. Rowe Price Group, Inc.	214,390	32,413,624
		125,966,261
Chemicals - 2.8%
Air Products & Chemicals, Inc.	175,500	43,859,205

Construction Materials - 3.5%
Vulcan Materials Company	297,930	54,729,741

Containers & Packaging - 2.1%
Avery Dennison Corporation	187,000	32,532,390

Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. - Class A (a)	98	51,834,258

Electrical Equipment - 1.5%
Amphenol Corporation - Class A	318,000	23,961,300

Electronic Equipment, Instruments & Components - 9.0%
CDW Corporation	558,200	99,856,398
Zebra Technologies Corporation - Class A (a)	100,720	41,667,864
		141,524,262
Health Care Equipment & Supplies - 3.5%
Stryker Corporation	208,000	55,608,800

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc. (a)	9,980	$ 23,437,531

Insurance - 15.2%
Brown & Brown, Inc.	1,679,392	121,369,660
Markel Corporation (a)	60,850	89,768,354
Progressive Corporation (The)	240,000	27,357,600
		238,495,614
IT Services - 4.8%
Black Knight, Inc. (a)	608,611	35,293,352
Fidelity National Information Services, Inc.	402,400	40,409,008
		75,702,360
Machinery - 12.0%
Graco, Inc.	716,650	49,964,838
IDEX Corporation	431,530	82,737,247
Illinois Tool Works, Inc.	268,950	56,318,130
		189,020,215
Multi-Line Retail - 2.1%
Dollar General Corporation	146,300	32,570,769

Oil, Gas & Consumable Fuels - 3.7%
EOG Resources, Inc.	483,000	57,588,090

Professional Services - 0.9%
Clarivate plc (a)	810,000	13,575,600

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	222,950	36,826,881
Microchip Technology, Inc.	160,000	12,022,400
		48,849,281
Specialty Retail - 12.1%
AutoZone, Inc. (a)	22,700	46,411,966
Burlington Stores, Inc. (a)	89,000	16,213,130
CarMax, Inc. (a)	559,944	54,023,397
Ross Stores, Inc.	810,688	73,334,837
		189,983,330

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Trading Companies & Distributors - 2.9%
Fastenal Company	780,900	$ 46,385,460

Total Common Stocks (Cost $547,394,300)		$ 1,533,122,837

MONEY MARKET FUNDS - 2.0%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.02% (b) (Cost $31,068,486)	31,068,486	$ 31,068,486

Total Investments at Value - 99.5% (Cost $578,462,786)		$ 1,564,191,323

Other Assets in Excess of Liabilities - 0.5%		8,187,699

Net Assets - 100.0%		$ 1,572,379,022

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Aerospace & Defense - 2.9%
HEICO Corporation - Class A	139,305	$ 17,668,053

Banks - 2.5%
First Hawaiian, Inc.	535,800	14,943,462

Building Products - 5.1%
Trane Technologies plc	200,300	30,585,810

Capital Markets - 0.8%
T. Rowe Price Group, Inc.	32,400	4,898,556

Chemicals - 4.3%
Air Products & Chemicals, Inc.	103,350	25,828,199

Commercial Services & Supplies - 2.4%
Cintas Corporation	33,220	14,131,456

Commercial Support Services - 3.4%
Republic Services, Inc.	152,890	20,257,925

Construction Materials - 3.1%
Vulcan Materials Company	102,830	18,889,871

Containers & Packaging - 3.5%
Avery Dennison Corporation	120,500	20,963,385

Distributors - 3.8%
Pool Corporation	53,900	22,791,615

Electronic Equipment, Instruments & Components - 6.4%
CDW Corporation	217,000	38,819,130

Food Products - 0.6%
McCormick & Company, Inc.	36,700	3,662,660

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Health Care Equipment & Supplies - 7.4%
STERIS plc	57,845	$ 13,985,186
Stryker Corporation	114,630	30,646,330
		44,631,516
Industrial Conglomerates - 2.2%
Roper Technologies, Inc.	28,000	13,222,440

Insurance - 10.4%
Arthur J. Gallagher & Company	239,920	41,890,032
Hanover Insurance Group, Inc. (The)	137,200	20,514,144
		62,404,176
IT Services - 15.7%
Broadridge Financial Solutions, Inc.	159,400	24,820,174
Genpact Ltd.	564,600	24,565,746
Jack Henry & Associates, Inc.	125,098	24,650,561
Paychex, Inc.	150,450	20,531,911
		94,568,392
Machinery - 3.4%
Graco, Inc.	74,450	5,190,654
IDEX Corporation	81,174	15,563,491
		20,754,145
Semiconductors & Semiconductor Equipment - 10.7%
Entegris, Inc.	253,000	33,208,780
Microchip Technology, Inc.	414,920	31,177,089
		64,385,869
Specialty Retail - 3.6%
Ross Stores, Inc.	240,026	21,712,752

Trading Companies & Distributors - 3.4%
Fastenal Company	349,000	20,730,600

Total Common Stocks (Cost $306,310,106)		$ 575,850,012

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.4%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.02% (a) (Cost $26,497,732)	26,497,732	$ 26,497,732

Total Investments at Value - 100.0% (Cost $332,807,838)		$ 602,347,744

Liabilities in Excess of Other Assets – (0.0%) (b)		(120,601)

Net Assets - 100.0%		$ 602,227,143

(a)	The rate shown is the 7-day effective yield as of March 31, 2022.
(b)	Percentage rounds to less than 0.1%.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Asset Management - 2.1%
Paya Holdings, Inc. (a)	1,099,145	$ 6,440,990

Banks - 11.3%
Home BancShares, Inc.	412,135	9,314,251
Pinnacle Financial Partners, Inc.	168,000	15,469,440
SouthState Corporation	121,606	9,921,833
		34,705,524
Diversified Consumer Services - 9.1%
Carriage Services, Inc.	235,000	12,532,550
frontdoor, inc. (a)	313,205	9,349,169
OneSpaWorld Holdings Ltd. (a)	606,283	6,184,087
		28,065,806
Food Products - 7.0%
Hostess Brands, Inc. (a)	553,000	12,132,820
Nomad Foods Ltd. (a)	410,855	9,277,106
		21,409,926
Gas Utilities - 3.9%
Brookfield Infrastructure Corporation - Class A	157,610	11,890,099

Health Care Facilities & Services - 3.7%
Chemed Corporation	22,655	11,475,890

Health Care Providers & Services - 1.6%
U.S. Physical Therapy, Inc.	50,000	4,972,500

Hotels, Restaurants & Leisure - 4.5%
Choice Hotels International, Inc.	97,000	13,750,720

Insurance - 6.8%
Hagerty, Inc. – Class A (a)	456,746	4,928,289
Ryan Specialty Group Holdings, Inc. - Class A (a)	158,698	6,155,896
Trisura Group Ltd. (a)	358,480	9,851,030
		20,935,215
IT Services - 9.8%
Cass Information Systems, Inc.	206,145	7,608,812

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
IT Services - 9.8% (Continued)
ExlService Holdings, Inc. (a)	156,000	$ 22,350,120
		29,958,932
Machinery - 2.8%
Franklin Electric Company, Inc.	104,500	8,677,680

Media - 2.7%
Boston Omaha Corporation - Class A (a)	321,300	8,151,381

Multi-Line Retail - 2.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	205,550	8,830,428

Professional Services - 6.1%
CBIZ, Inc. (a)	449,135	18,850,196

Real Estate Management & Development - 5.1%
Colliers International Group, Inc.	120,000	15,648,000

Real Estate Owners & Developers - 2.4%
Dream Finders Homes, Inc. - Class A (a)	430,000	7,344,400

Road & Rail - 3.2%
Landstar System, Inc.	65,700	9,909,531

Software - 5.4%
Descartes Systems Group, Inc. (The) (a)	101,200	7,413,912
SPS Commerce, Inc. (a)	69,800	9,157,760
		16,571,672
Specialty Retail - 4.7%
Monro, Inc.	136,212	6,039,640
Penske Automotive Group, Inc.	88,500	8,294,220
		14,333,860

Total Common Stocks (Cost $195,410,762)		$ 291,922,750

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.3%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.02% (b) (Cost $16,409,955)	16,409,955	$ 16,409,955

Total Investments at Value - 100.4% (Cost $211,820,717)		$ 308,332,705

Liabilities in Excess of Other Assets - (0.4%)		(1,187,921)

Net Assets - 100.0%		$ 307,144,784

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.